Deconsolidation of a Subsidiary - Additional Information (Detail) $ in Thousands, ¥ in Millions	Dec. 29, 2018 USD ($)	Dec. 29, 2018 CNY (¥)	Dec. 27, 2018 USD ($)	Dec. 27, 2018 CNY (¥)
Champion Tax Advisory
Equity Ownership Percentage			40.00%	40.00%
Total consideration	$ 5,020	¥ 35.9
Vesting period	2 years	2 years
Champion Tax Advisory | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member]
Retained Investment, Deconsolidated Subsidiary, Measurement Input			18.96	18.96
Champion Tax Advisory | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input Terminal Value Growth Rate [Member]
Retained Investment, Deconsolidated Subsidiary, Measurement Input			3	3
Share Transfer Agreement
Equity Ownership Percentage	40.00%	40.00%
Share Transfer Agreement | Champion Tax Advisory
Equity interest transfer percentage	60.00%	60.00%
Gain Loss On Sale Of Subsidiary			$ 6,869	¥ 47.5
Deconsolidation remeasurement gain of the retained equity interests			$ 2,081	¥ 14.3